UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  June 30, 2012

Item 1. Report to Stockholders.

Annual
Report
June 30, 2012

DSM	Large Cap Growth Fund [DSMLX]
DSM	Global Growth Fund [DSMGX]

DSM Large Cap Growth Fund

Dear Shareholder:

During the period from the close on June 30, 2011 through the close on June 29, 2012 (the “Period”), the Fund’s total return increased 6.07%.  Over the same time frame, the “total return” (including reinvested dividends) of the Fund’s two benchmarks, the Russell 1000 Growth and the S&P 500, increased 5.76% and 5.45% respectively.

Specific Performance Factors

At June 29, 2012, the majority of the portfolio was invested in the technology, consumer discretionary, health care and materials sectors with smaller weightings in the energy and financials sectors.  Our selections in the consumer discretionary and materials sectors were primarily responsible for the Fund’s outperformance versus the Russell 1000 Growth Index.

The strongest contributors to the Fund’s performance during the Period were: Apple (designs and manufactures Macs, iPods, iPhones and iPads, as well as associated software), Visa (electronic payments network), Dollar General (small-format discount store chain), Starbucks (specialty coffee roaster and retailer) and Philip Morris International (manufacturer and distributor of tobacco products outside the US).

The weakest contributors to the portfolio during the Period were: Baker Hughes and Schlumberger (oil services), NetApp (storage and data management solutions), Invesco (investment management services) and Juniper Networks (Internet infrastructure solution provider).  Baker Hughes, NetApp, Invesco and Juniper Networks were sold during the Period.

Economic and Market Outlook

Our “muddle through” global economic scenario remains the most likely outcome in our view.  We had expected global Gross Domestic Product (GDP) growth in the 3% to 4% range.  However, recent economic results in the United States and Europe indicate that global GDP growth may be closer to 3%.  Our 2.5% expectation for the US this year appears to be at the high end of what the country might achieve.  However, there are reasons for optimism: the slowly improving housing market (measured both in prices and units sold), substantial consumer debt pay-down, well-capitalized banks and cash-rich companies.  The critical macro issue that most concerned investors last year was the sovereign debt problem in Europe, and that concern continues this year.  Spain, Italy and France appear to be in recession, and even German growth may have stalled out, while the news out of Portugal and Greece remains bleak.  Prospects for a European economic recovery have declined as the slowdown in the “peripheral” countries spreads to the larger nations.  We continue to believe that these “core”

DSM Large Cap Growth Fund

nations will most likely draw all of Europe into a recession.  On the other hand, China and other emerging economies continue to show solid economic growth, albeit at a slower pace than prior years.  In the case of China, investors continue to worry about the future rate of GDP growth.  Wage costs are rising, while export markets like the US and Europe are not growing as rapidly as previously.  The result may squeeze profit margins, but we continue to expect Chinese profits to grow at a rapid pace.  Note that the inflation rate in China remains under control and, importantly, the Chinese Government has the cash reserves to deal with problems as they arise.  Japan is growing as well, though at a very low pace of about 1.4% nominal GDP growth in Q1 (note that real GDP is actually higher, 2.8% in Q1, as the country is experiencing deflation).

In the US, the looming “fiscal cliff” (primarily comprised of expiring fiscal policies) is of economic concern to many investors.  Unless Congress takes action, over $500 billion of pro-growth tax policy will cease at the end of 2012.  In our view, it is likely that Congress and the administration will extend at least half of the pro-growth tax policies although that might not happen until the very last moment.  Should even half of next year’s “fiscal cliff” occur, we would expect the employment outlook to worsen.  In that situation, prospects for US economic growth would likely be reduced by 1-2%.

The strength in the dollar has reduced earnings estimates for many companies that sell their products and services around the world, including some held in the Fund.  While that adverse foreign exchange impact may well continue, we believe that cash flowing from the rest of the world into dollars based on America being viewed as a “safe haven”, should be considered a positive and not a negative for US equities.

Portfolio Outlook

The changes we have made to the portfolio over the past year follow on our strategy to invest in businesses that generate the majority of their revenue in North America and emerging markets.  At this time, emerging markets account for approximately 25% of weighted portfolio revenue, with North America at approximately 50%, while Europe is under 20%.  The portfolio continues to be focused on unique global businesses.  The stock selections are made with a modest global economic growth outlook in mind.

We believe that the valuation of the portfolio, at 15.7x forward twelve months earnings ended September of 2013, and just 15.0x calendar 2013 earnings, continues to be attractive in the current economic environment and relative to the market.  Given these earnings estimates, a high-teens earnings growth rate through 2015 appear likely, which we believe in a slow growth

DSM Large Cap Growth Fund

world should prove to be an attractive portfolio to investors.  Additionally, the portfolio continues to be characterized by strong balance sheets and significant free cash flow.

As always, we appreciate your confidence in us.

Sincerely,

Steve Memishian	Daniel Strickberger

Past performance is not a guarantee of future results.

Opinions expressed are those of the Fund and are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  Please see the Schedule of Investments in this report for a full listing of the Fund’s holdings.

Mutual fund investing involves risk, including the potential loss of principal.  The Funds may invest in foreign securities which involve greater volatility as well as political, economic and currency risks and differences in accounting methods.  These risks are greater for emerging markets countries.  The Funds are non-diversified meaning they may concentrate their assets in fewer individual holdings than a diversified fund.  Therefore, the Funds are more exposed to individual stock volatility than a diversified fund.  Investments in smaller companies involve additional risks such as limited liquidity and greater volatility.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.  It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.  You cannot invest directly in an index.

Free Cash Flow is revenue less operating expenses including interest expenses and maintenance capital spending.  It is the discretionary cash that a company has after all expenses and is available for purposes such as dividend payments, investing back into the business or share repurchases.

Earnings Growth is not a measure of the Fund’s future performance.

Must be preceded or accompanied by a prospectus.

Quasar Distributors, LLC, Distributor

DSM Global Growth Fund

Dear Shareholder:

During the period from the Fund’s inception on March 28, 2012 through the close on June 29, 2012 (the “Period”), the Fund’s total return decreased -6.67%.  Over the same time frame, the “total return” (including reinvested dividends) of the Fund’s benchmark, the MSCI All Country World ex-USA IMI Index, decreased -7.77%.

Specific Performance Factors

At June 29, 2012, the majority of the portfolio was invested in the technology, consumer discretionary, consumer staples, health care and industrials sectors with smaller weightings in the financials and energy sectors.

The strongest contributors to the Fund’s performance during the Period were: Dollar General (small-format discount store chain), Monsanto (bioengineered agricultural products), General Electric (industrial/financial services conglomerate), Visa (electronic payments network) and Ecolab (provider of maintenance products and services).

The weakest contributors to the portfolio during the Period were: Celgene (specialty pharmaceuticals), Baidu (internet search and advertising), Cognizant Technology Solutions (IT consulting and services), Shire (specialty pharmaceuticals) and Check Point Software Technologies (IT security software).  Check Point was sold during the Period.

Economic and Market Outlook

Our “muddle through” global economic scenario remains the most likely outcome in our view.  We had expected global Gross Domestic Product (GDP) growth in the 3% to 4% range.  However, recent economic results in the United States and Europe indicate that global GDP growth may be closer to 3%.  Our 2.5% expectation for the US this year appears to be at the high end of what the country might achieve.  However, there are reasons for optimism: the slowly improving housing market (measured both in prices and units sold), substantial consumer debt pay-down, well-capitalized banks and cash-rich companies.  The critical macro issue that most concerned investors last year was the sovereign debt problem in Europe, and that concern continues this year.  Spain, Italy and France appear to be in recession, and even German growth may have stalled out, while the news out of Portugal and Greece remains bleak.  Prospects for a European economic recovery have declined as the slowdown in the “peripheral” countries spreads to the larger nations.  We continue to believe that these “core” nations will most likely draw all of Europe into a recession.  On the other hand, China and other emerging economies continue to show solid economic growth,

DSM Global Growth Fund

albeit at a slower pace than prior years.  In the case of China, investors continue to worry about the future rate of GDP growth.  Wage costs are rising, while export markets like the US and Europe are not growing as rapidly as previously.  The result may squeeze profit margins, but we continue to expect Chinese profits to grow at a rapid pace.  Note that the inflation rate in China remains under control and, importantly, the Chinese Government has the cash reserves to deal with problems as they arise.  Japan is growing as well, though at a very low pace of about 1.4% nominal GDP growth in Q1 (note that real GDP is actually higher, 2.8% in Q1, as the country is experiencing deflation).

In the US, the looming “fiscal cliff” (primarily comprised of expiring fiscal policies) is of economic concern to many investors.  Unless Congress takes action, over $500 billion of pro-growth tax policy will cease at the end of 2012.  In our view, it is likely that Congress and the administration will extend at least half of the pro-growth tax policies although that might not happen until the very last moment.  Should even half of next year’s “fiscal cliff” occur, we would expect the employment outlook to worsen.  In that situation, prospects for US economic growth would likely be reduced by 1-2%.

The strength in the dollar has reduced earnings estimates for many companies that sell their products and services around the world, including some held in the Fund.  While that adverse foreign exchange impact may well continue, we believe that cash flowing from the rest of the world into dollars based on America being viewed as a “safe haven”, should be considered a positive and not a negative for US equities.

Portfolio Outlook

The Fund’s holdings reflect our strategy to invest in businesses that generate the majority of their revenue in North America and emerging markets.  The portfolio is focused on unique global businesses.  The stock selections are made with a modest global economic growth outlook in mind.

We believe that the valuation of the portfolio, at 15.3x forward twelve months earnings ended September of 2013, and just 14.7x calendar 2013 earnings, continues to be attractive in the current economic environment and relative to the market.  Given these earnings estimates, a high-teens earnings growth rate through 2015 appears likely, which we believe in a slow growth

DSM Global Growth Fund

world should prove to be an attractive portfolio to investors.  Additionally, the portfolio continues to be characterized by strong balance sheets and significant free cash flow.

As always, we appreciate your confidence in us.

Sincerely,

Steve Memishian	Daniel Strickberger

Past performance is not a guarantee of future results.

Opinions expressed are those of the Fund and are subject to change, are not guaranteed, and should not be considered a recommendation to buy or sell any security.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  Please see the Schedule of Investments in this report for a full listing of the Fund’s holdings.

Mutual fund investing involves risk, including the potential loss of principal.  The Funds may invest in foreign securities which involve greater volatility as well as political, economic and currency risks and differences in accounting methods.  These risks are greater for emerging markets countries.  The Funds are non-diversified meaning they may concentrate their assets in fewer individual holdings than a diversified fund.  Therefore, the Funds are more exposed to individual stock volatility than a diversified fund.  Investments in smaller companies involve additional risks such as limited liquidity and greater volatility.

The MSCI All Country World ex-USA IMI Index includes dividends and is net of foreign withholding taxes, captures large, mid and small cap exposure across 24 Developed and 21 Emerging Markets countries.  With over 9,000 securities, the index is comprehensive, covering approximately 98% of the global indices equity investment opportunity set.  You cannot invest directly in an index.

Free Cash Flow is revenue less operating expenses including interest expenses and maintenance capital spending.  It is the discretionary cash that a company has after all expenses and is available for purposes such as dividend payments, investing back into the business or share repurchases.

Earnings Growth is not a measure of the Fund’s future performance.

Must be preceded or accompanied by a prospectus.

Quasar Distributors, LLC, Distributor

DSM FUNDS

SECTOR ALLOCATION at June 30, 2012 (Unaudited)

DSM Large Cap Growth Fund

Sector Allocation	% of Net Assets

Information Technology	33.6%
Consumer Discretionary	19.7%
Health Care	16.5%
Materials	9.3%
Consumer Staples	6.5%
Industrials	6.3%
Energy	3.5%
Financials	3.4%
Cash*	1.2%
Net Assets	100.0%

DSM Global Growth Fund

Sector Allocation	% of Net Assets

Information Technology	31.4%
Consumer Discretionary	20.6%
Consumer Staples	14.2%
Health Care	13.2%
Industrials	10.3%
Financials	5.2%
Energy	4.6%
Cash*	0.5%
Net Assets	100.0%
*  Represents cash and other assets in excess of liabilities.

EXPENSE EXAMPLE For the Six Months Ended June 30, 2012 (Unaudited)

As a shareholder of the DSM Large Cap Growth Fund and/or DSM Global Growth Fund collectively (the “Funds”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/12 – 6/30/12) for DSM Large Cap Growth Fund and (3/28/12 – 6/30/12) for DSM Global Growth Fund.

DSM FUNDS

EXPENSE EXAMPLE For the Six Months Ended June 30, 2012 (Unaudited) (Continued)

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  Although the Funds charge no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  Currently, if you request a redemption be made by wire, a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem shares that have been held for less than 30 days. An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Funds invest in shares of other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest, in addition to the expenses of the Funds.  Actual expenses of the underlying funds may vary and are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, fund accounting fees, custody fees and transfer agent fees.  However, the example below does not include portfolio trading commissions and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6). Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provide information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not either of the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you

DSM FUNDS

EXPENSE EXAMPLE For the Six Months Ended June 30, 2012 (Unaudited) (Continued)

  determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

DSM Large Cap Growth Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	1/1/12	6/30/12	1/1/12 – 6/30/12*
Actual	$1,000	$1,061	$4.87
Hypothetical (5% annual
return before expenses)	$1,000	$1,020	$4.77

DSM Global Growth Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	3/28/12	6/30/12	3/28/12 – 6/30/12*
Actual	$1,000	$ 933	$2.98
Hypothetical (5% annual
return before expenses)	$1,000	$1,010	$3.10

*
The calculations are based on expenses incurred during the most recent six-month period for DSM Large Cap Growth and less than six-months for DSM Global Growth due to its inception date being 3/28/2012.  The annualized expense ratios for the period for DSM Large Cap Growth Fund and DSM Global Growth Fund were 0.95% and 1.20%, respectfully.  The dollar amounts shown as expenses paid for DSM Large Cap Growth Fund are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period and divided by the number of days in the fiscal year.  For DSM Global Growth Fund the approach is the same; however, the calculation has been pro-rated to the period of time the Fund has been open since inception.

DSM Large Cap Growth Fund

VALUE OF $10,000 VS. RUSSELL 1000® GROWTH INDEX AND S&P 500® INDEX

Average Annual Total Returns
		Since Inception
	1 Year	(8/28/09)
DSM Large Cap Growth Fund
(Institutional Class)	6.07%	14.19%
Russell 1000® Growth Index	5.76%	14.63%
S&P 500 Index	5.45%	12.69%

The performance data quoted above represents past performance.  Past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling (877) 862-9555.  An investment should not be made solely on returns.  The Fund imposes a 1.00% redemption fee on shares held for less than 30 days from the day shares were purchased.

The S&P 500 Index is an unmanaged index which is widely regarded as the standard for measuring large-cap U.S. stock market performance.  The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.  It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.  One cannot directly invest in these indexes.

DSM Global Growth Fund

VALUE OF $10,000 VS. MSCI ALL COUNTRY WORLD ex – USA IMI INDEX GROSS

Average Total Returns
Since Inception
(3/28/12)
DSM Global Growth Fund
(Institutional Class)	(6.67)%
MSCI All Country World ex-USA IMI Index Gross	(7.77)%

The performance data quoted above represents past performance.  Past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month-end may be obtained by calling (877) 862-9555.  An investment should not be made solely on returns.  The Fund imposes a 1.00% redemption fee on shares held for less than 30 days from the day shares were purchased.

The MSCI All Country World ex-USA IMI Index Gross includes dividends and is net of foreign withholding taxes, captures large, mid and small cap exposure across 24 Developed and 21 Emerging Markets countries.  With over 9,000 securities, the index is comprehensive, covering approximately 98% of the global indices equity investment opportunity set.

DSM Large Cap Growth Fund

SCHEDULE OF INVESTMENTS at June 30, 2012

Shares		Value
COMMON STOCKS: 98.9%
Beverages: 2.6%
19,475	SABMiller Plc - ADR	$789,127

Biotechnology: 5.1%
23,650	Celgene Corp.*	1,517,384

Chemicals: 9.4%
12,350	Ecolab, Inc.	846,346
17,075	Monsanto Co.	1,413,469
5,150	Praxair, Inc.	559,960
		2,819,775
Communications Equipment: 1.5%
4,600	F5 Networks, Inc.*	457,976

Computers & Peripherals: 12.8%
5,225	Apple, Inc.*	3,051,400
30,000	EMC Corp.*	768,900
		3,820,300
Consumer Finance: 3.4%
17,575	American Express Co.	1,023,041

Electrical and Electronic Goods
Merchant Wholesalers: 1.5%
2,405	W.W. Grainger, Inc.	459,932

Energy Equipment & Services: 3.5%
16,250	Schlumberger Ltd.	1,054,788

Health Care Equipment &
Supplies: 2.7%
1,475	Intuitive Surgical, Inc.*	816,840
Hotels, Restaurants & Leisure: 4.8%
18,800	Las Vegas Sands Corp.	817,612
9,750	Yum Brands, Inc.	628,095
		1,445,707
Industrial Conglomerates: 4.7%
67,875	General Electric Co.	1,414,514

Internet & Catalog Retail: 1.8%
800	Priceline
	Communications, Inc.*	531,616

Internet Software & Services: 5.8%
5,450	Baidu, Inc. - ADR*	626,641
10,450	eBay, Inc.*	439,005
1,145	Google, Inc.*	664,179
		1,729,825
IT Services: 10.5%
21,150	Cognizant Technology
	Solutions - Class A *	1,269,000
15,125	Visa, Inc.	1,869,904
		3,138,904
Media: 6.5%
19,700	Discovery
	Communications, Inc.*	1,063,800
17,925	Walt Disney Co.	869,363
		1,933,163
Multiline Retail: 6.7%
27,300	Dollar General Corp.*	1,484,847
7,575	Family Dollar
	Stores, Inc.	503,586
	1,988,433
Pharmaceuticals: 8.7%
14,675	Allergan, Inc.	1,358,465
14,525	Shire Plc - ADR	1,254,815
		2,613,280
Telecommunications: 3.0%
30,650	Tencent Holdings
	Ltd. - ADR	901,722
Tobacco: 3.9%
13,225	Philip Morris
	International, Inc.	1,154,014

TOTAL COMMON STOCKS
(Cost $24,354,167)		29,610,341

The accompanying notes are an integral part of these financial statements.

DSM Large Cap Growth Fund

SCHEDULE OF INVESTMENTS at June 30, 2012 (Continued)

Shares	Value
SHORT-TERM INVESTMENTS: 0.7%
196,341	Invesco Short-Term
Investment Trust
Treasury Portfolio,
0.02%#	$196,341
TOTAL SHORT-TERM INVESTMENTS
(Cost $196,341)	196,341
TOTAL INVESTMENTS
IN SECURITIES: 99.6%
(Cost $24,550,508)	29,806,682
Liabilities in Excess of
Other Assets: 0.4%	123,071
TOTAL NET ASSETS: 100.0%	$29,929,753

*	Non-income producing security.
#	Annualized seven-day yield as of June 30, 2012.

ADR	American Depository Receipts
Plc	Public Limited Company

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

DSM Global Growth Fund

SCHEDULE OF INVESTMENTS at June 30, 2012

Shares		Value
COMMON STOCKS: 99.5%
Aerospace & Defense: 1.5%
355	Zodiac Aerospace	$35,981

Beverages: 3.3%
1,935	SABMiller Plc	77,429

Biotechnology: 4.6%
1,715	Celgene Corp.*	110,034

Chemicals: 5.3%
595	Ecolab, Inc.	40,775
1,010	Monsanto Co.	83,608
		124,383
Commercial Services &
Supplies: 1.7%
975	Intertek Group Plc	40,801

Computers & Peripherals: 12.3%
395	Apple, Inc.*	230,681
2,335	EMC Corp.*	59,846
		290,527
Electrical and Electronic
Goods Merchant Wholesalers: 1.0%
120	W.W. Grainger, Inc.	22,949

Energy Equipment & Services: 2.7%
990	Schlumberger Ltd.	64,260

Food Products: 4.9%
9,000	China Mengniu
	Dairy Co. Ltd.	23,608
935	Danone	57,997
1,045	Unilever NV	34,893
		116,498
Hotels Restaurants & Leisure: 6.9%
39,000	Genting Singapore Plc	43,410
975	Las Vegas Sands Corp.	42,404
19,600	Wynn Macau Ltd.	45,527
515	Yum Brands, Inc.	33,176
		164,517
Industrial Conglomerates: 6.1%
6,000	Beijing Enterprises
	Holdings Ltd.	35,963
5,220	General Electric Co.	108,785
		144,748
Internet & Catalog Retail: 1.7%
61	Priceline
	Communications, Inc.*	40,536

Internet Software & Services: 8.3%
640	Baidu, Inc. - ADR*	73,587
83	Google, Inc.*	48,146
2,600	Tencent Holdings Ltd.	75,742
		197,475
IT Services: 7.3%
970	Cognizant Technology
	Solutions - Class A *	58,200
935	Visa, Inc.	115,594
		173,794
Media: 2.5%
1,080	Discovery
	Communications, Inc.*	58,320

Multiline Retail: 4.8%
1,470	Dollar General Corp.*	79,953
17,000	Golden Eagle
	Retail Group Ltd.	34,491
		114,444
Navigational, Measuring,
Electromedical, and Control
Instruments Manufacturing: 1.8%
170	Keyence Corp.	41,726

Oil & Gas: 1.9%
28,000	Kunlun Energy
	Co. Ltd.	44,538

Pharmaceuticals: 8.6%
810	Allergan, Inc.	74,982
3,585	Shire Plc	102,860
510	UCB SA	25,713
		203,555
Software: 1.7%
440	Dassault Systemes	41,160

The accompanying notes are an integral part of these financial statements.

DSM Global Growth Fund

SCHEDULE OF INVESTMENTS at June 30, 2012 (Continued)

Shares		Value
COMMON STOCKS: 99.5% (Continued)
Specialty Retail: 2.7%
20,000	Belle International
	Holding Ltd.	$33,823
23,800	Chow Tai Fook
	Jewellery Group Ltd.	29,451
		63,274
Textiles, Apparel & Luxury Goods: 2.0%
120	Swatch Group AG	47,221
Tobacco: 6.0%
1,250	British American
	Tobacco Plc	63,458
905	Philip Morris
	International, Inc.	78,970
		142,428
TOTAL COMMON STOCKS
(Cost $2,409,249)		2,360,598

SHORT-TERM INVESTMENTS: 2.9%
68,175	Invesco Short-Term
	Investment Trust
	Treasury Portfolio,
	0.02%#	68,175
TOTAL SHORT-TERM INVESTMENTS
(Cost $68,175)		68,175
TOTAL INVESTMENTS IN SECURITIES: 102.4%
(Cost $2,477,425)		2,428,773
Liabilities in Excess of
Other Assets: (2.4)%		(55,680)
TOTAL NET ASSETS: 100.0%		$2,373,093

*	Non-income producing security.
#	Annualized seven-day yield as of June 30, 2012.

ADR	American Depository Receipts
Plc	Public Limited Company

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

DSM FUNDS

STATEMENT OF ASSETS AND LIABILITIES at June 30, 2012

	DSM Large Cap	DSM Global
	Growth Fund	Growth Fund
ASSETS:
Investments in securities, at value
(Cost $24,550,508 and $2,477,425)	$29,806,682	$2,428,773
Receivables:
Dividends and interest receivable	30,446	2,375
Due from adviser	—	18,369
Investments sold	117,642	—
Prepaid expenses and other assets	17,647	977
Total assets	29,972,417	2,450,494

LIABILITIES:
Payables:
Investments purchased	—	35,367
Fund shares redeemed	3,020	—
Professional fees	23,860	17,786
Investment advisory fees, net	3,283	—
Administration fees	1,490	2,249
Fund accounting fees	2,245	4,563
Transfer agent fees	1,735	2,399
Custody fees	547	1,825
Chief Compliance Officer fees	700	1,738
Reports to Shareholders	4,447	5,456
Registration fees	—	3,626
Other accrued expenses	1,337	2,392
Total liabilities	42,664	77,401
NET ASSETS	$29,929,753	$2,373,093

COMPONENTS OF NET ASSETS:
Paid-in capital	26,159,653	2,436,757
Accumulated undistributed
net investment gain (loss)	(41,548)	906
Accumulated net realized
gain (loss) on investments	(1,444,526)	(15,918)
Net unrealized appreciation
(depreciation) of investments	5,256,174	(48,652)
Net assets	$29,929,753	$2,373,093
Net asset value (unlimited shares authorized):
Net assets	$29,929,753	$2,373,093
Shares of beneficial interest
issued and outstanding	1,438,323	169,565
Net asset value, offering and
redemption price per share	$20.81	$14.00

The accompanying notes are an integral part of these financial statements.

DSM FUNDS

STATEMENT OF OPERATIONS For the Period Ended June 30, 2012

	DSM Large Cap	DSM Global
	Growth Fund	Growth Fund*
INVESTMENT INCOME:
Income:
Dividends (Net of Withholding
Tax of $0 and $317)	$232,602	$5,144
Interest	70	6
Total investment income	232,672	5,150
Expenses:
Investment advisory fees	260,797	3,179
Administration fees	40,155	8,214
Professional fees	29,278	18,253
Fund accounting fees	26,739	9,582
Transfer agent fees	26,713	5,476
Registration fees	18,922	6,525
Reports to shareholders	13,266	5,476
Chief Compliance Officer fees	8,239	2,738
Custody fees	5,140	1,825
Trustee fees	4,338	1,186
Insurance expenses	1,993	1,370
Miscellaneous expenses	13,240	1,369
Total expenses	448,820	65,193
Less: Expenses
waived or reimbursed	(156,401)	(60,955)
Net expenses	292,419	4,238
Net investment income (loss)	(59,747)	912

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(1,349,432)	(15,924)
Net change in unrealized appreciation
(depreciation) of investments	3,097,459	(48,652)
Net realized and unrealized
gain (loss) on investments	1,748,027	(64,576)
Net increase (decrease)
in net assets resulting
from operations	$1,688,280	$(63,664)

* Fund commenced operation on March 28, 2012.

The accompanying notes are an integral part of these financial statements.

DSM Large Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2012	June 30, 2011
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(59,747)	$(49,729)
Net realized gain (loss) on investments	(1,349,432)	1,203,908
Net change in unrealized appreciation
of investments	3,097,459	2,791,177
Net increase in net assets
resulting from operations	1,688,280	3,945,356

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain on investments	(1,095,090)	(69,823)
Total distributions to shareholders	(1,095,090)	(69,823)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets resulting
from capital share transactions (a)	2,697,705	14,251,965
Total increase in net assets	3,290,895	18,127,498

NET ASSETS
Beginning of period	26,638,858	8,511,360
End of period	$29,929,753	$26,638,858
Undistributed net investment income	$(41,548)	$—

(a)   Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	June 30, 2012		June 30, 2011
	Shares	Value	Shares	Value
Shares sold	218,079	$4,377,328	920,168	$17,734,156
Shares issued in
reinvestment of
distributions	61,384	1,095,090	3,586	69,823
Shares redeemed (b)	(138,524)	(2,774,713)	(182,072)	(3,552,014)
Net increase	140,939	$2,697,705	741,682	$14,251,965

(b)   Net redemption fees of $0 and $3,490, respectively.

The accompanying notes are an integral part of these financial statements.

DSM Global Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended
June 30, 2012*
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$912
Net realized loss on investments	(15,924)
Net change in unrealized
depreciation of investments	(48,652)
Net decrease in net assets
resulting from operations	(63,664)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets
resulting from capital share transactions (a)	2,436,757
Total increase in net assets	2,373,093

NET ASSETS
Beginning of period	—
End of period	$2,373,093
Undistributed net investment income	$906

(a)	Summary of capital share transactions is as follows:

	Period Ended
	June 30, 2012*
	Shares	Value
Shares sold	169,565	$2,436,757
Shares issued
in reinvestment
of distributions	—	—
Shares redeemed	—	—
Net increase	169,565	$2,436,757

*   Fund commenced operation on March 28, 2012.

The accompanying notes are an integral part of these financial statements.

DSM Large Cap Growth Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Year Ended	Year Ended	Period Ended
	June 30, 2012	June 30, 2011	June 30, 2010*
Net asset value,
beginning of period/year	$20.53	$15.32	$15.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income (loss)1	(0.04)	(0.05)	(0.04)
Net gain (loss) on investments
(realized and unrealized)	1.15	5.34	0.36
Total from investment operations	1.11	5.29	0.32

DISTRIBUTIONS TO SHAREHOLDERS FROM
Distributions from net realized gain	(0.83)	(0.08)	—
Proceeds from
redemption fees collected	—	0.00 **	—
Net asset value,
end of period/year	$20.81	$20.53	$15.32
Total return	6.07%	34.52%	2.13	%2

SUPPLEMENTAL DATA
Net assets, end of
year/period (000’s)	$29.9	$26.6	$8.5

RATIOS OF EXPENSES TO AVERAGE NET ASSETS
Expenses before fees waived	1.66%	1.84%	5.01	%3
Expenses after fees waiver4	1.08%	1.10%	1.15	%3

RATIOS OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
Before fees waived	(0.80)%	(1.01)%	(4.17	)%3
After fees waived	(0.22)%	(0.27)%	(0.31	)%3
Portfolio turnover rate	59%	77%	73	%2

1	Calculated using average shares outstanding method.
2	Not Annualized.
3	Annualized.
4	Expense Cap was lowered to 0.95% from 1.10% on May 16, 2012.
*	Fund commenced operation on August 28, 2009.
**	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

DSM Global Growth Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

	Period Ended
	June 30, 2012*
Net asset value,
beginning of period	$15.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net investment income1	0.01
Net loss on investments (realized and unrealized)	(1.01)
Total from investment operations	(1.00)
Net asset value, end of period	$14.00
Total return	(6.67	)%2

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$2.4

RATIOS OF EXPENSES TO AVERAGE NET ASSETS
Expenses before fees waived	18.41	%3
Expenses after fees waiver	1.20	%3

RATIOS OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS
Before fees waived	(16.95	)%3
After fees waived	0.26	%3
Portfolio turnover rate	8.79	%2

1	Calculated using average shares outstanding method.
2	Not Annualized.
3	Annualized.
*	Fund commenced operation on March 28, 2012.

The accompanying notes are an integral part of these financial statements.

DSM FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2012

NOTE 1 – ORGANIZATION

The DSM Large Cap Growth Fund and DSM Global Growth Fund or collectively (the “Funds”) are non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.  The Funds have two classes of shares: Institutional and Retail, but currently only offer the Institutional Class.  The DSM Large Cap Growth and the DSM Global Growth commenced operations on August 28, 2009 and March 28, 2012, respectively.

The DSM Large Cap Growth’s investment objective is to seek long-term capital appreciation.  It seeks to achieve its objective by investing principally in equity securities of large cap companies.

The DSM Global Growth’s investment objective is to seek long-term capital appreciation.  It seeks to achieve its objective by investing principally in equity securities of large cap companies, at least 30% of which will be invested in foreign companies.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short term securities that have maturities of less than 60 days are valued at amortized cost, which when combined with accrued interest, approximates market value.
Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the

DSM FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2012 (Continued)

highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2012, the Fund did not hold fair valued securities.

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 —
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

Level 3 —
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

DSM FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2012 (Continued)

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2012:

Description	Level 1	Level 2	Level 3	Total
DSM Large
Cap Growth
Common Stock^	$29,610,341	$—	$—	$29,610,341
Short-Term
Investments	196,341	—	—	196,341
Total Investments
in Securities	$29,806,682	$—	$—	$29,806,682

DSM Global Growth
Common Stock^	$2,360,598	$—	$—	$2,360,598
Short-Term
Investments	68,175	—	—	68,175
Total Investments
in Securities	$2,428,773	$—	$—	$2,428,773

^ See Schedule of Investments for industry breakouts.

There were no significant transfers into or out of Levels 1 and 2 during the current period presented.

B.
Foreign Currency.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values

DSM FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2012 (Continued)

of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
C.
Federal Income Taxes.  The Funds have elected to be taxed as a “regulated investment company” and intend to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Funds intend to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.  As of June 30, 2012, the DSM Large Cap Growth had post-October losses of $215,289.  The DSM Global Growth had no post-October losses to report.  The DSM Large Cap Growth and DSM Global Growth deferred, on a tax basis, post-December late year losses of $41,548 and $0, respectively.  These late year losses will be recognized in the next year.  At June 30, 2012 DSM Large Cap Growth and DSM Global Growth had short-term capital loss carryforwards of $957,950 and $14,081, and long-term capital loss carryforwards of $149,556 and $0, respectively.  These capital loss carryforward amounts have no expiration.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the tax positions of the Funds, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years of 2010-2011 for DSM Large Cap Growth or expected to be taken in the Funds’ 2012 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and Massachusetts State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

D.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses

DSM FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2012 (Continued)

realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

E.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

F.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period.  Actual results could differ from those estimates.

G.
Share Valuation.  The net asset value (“NAV”) per share of the Funds are calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent.  The Funds’ shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.  Each Fund charges a 1.00% redemption fee on shares held less than 30 days.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications.  In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

I.
Subsequent Events.  In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued.  There were no events or transactions that occurred during the

DSM FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2012 (Continued)

period that materially impacted the amounts of disclosures in the Funds’ financial statements.

J.
Reclassification of Capital Accounts.  Accounting principles generally accepted in the United States of America require that certain components of net assets relation to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the period ended June 30, 2012, the following adjustments were made:

	Undistributed Net	Accumulated	Paid In
	Investment Income	Gain/Losses	Capital
DSM Large Cap Growth	$18,199	$11	$(18,210)
DSM Global Growth	(6)	6	0

K.
Recent Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting to entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in observable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting to entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

DSM Capital Partners, LLC (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space and certain administrative services, and provides most of the personnel needed by the Fund.  As compensation for its services, the

DSM FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2012 (Continued)

Advisor is entitled to a monthly fee at the annual rate of 0.75% (prior to May 16, 2012, the monthly advisor fee was at the annual rate of 1.00%) for DSM Large Cap Growth and 0.90% for DSM Global Growth, based upon the average daily net assets of the Funds.  For the fiscal year ended June 30, 2012, the DSM Large Cap Growth and the DSM Global Growth incurred $260,797 and $3,179 in advisory fees, respectively.

As of May 16, 2012 the Advisor has contractually agreed to limit the DSM Large Cap Growth’s annual ratio of expenses to 0.95% of its average daily net assets (prior to this date the annual ratio of expenses was 1.10%).  The Advisor has also contractually agreed to limit the DSM Global Growth’s annual ratio of expenses to 1.20%.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  Any fees waived or voluntarily reduced and/or any Fund expenses absorbed by the Advisor pursuant to the agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, anytime before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Funds’ current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses.

At June 30, 2012, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the DSM Large Cap Growth and the DSM Global Growth that may be recouped was $425,734 and $60,955, respectively.  The Advisor may recapture a portion of the above amount no later than the dates as stated below:

	June 30,
	2013	2014	2015
DSM Large Cap Growth	$131,525	$137,808	$156,401
DSM Global Growth	$—	$—	$60,955

The Funds must pay current ordinary operating expenses before the Advisor is entitled to any reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (the “USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds.  USBFS also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the

DSM FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2012 (Continued)

trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Funds’ expense accruals.

For the fiscal year ended June 30, 2012, the DSM Large Cap Growth and the DSM Global Growth incurred $40,155 and $8,214 in administration fees, respectively.  The officers of the Trust are employees of the Administrator.  The Chief Compliance Officer is also an employee of the Administrator.  For the fiscal year ended June 30, 2012, the DSM Large Cap Growth and the DSM Global Growth were allocated $8,239 and $2,738 of the Trust’s Chief Compliance Officer Fee.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Fund.  Both the Distributor and Custodian are affiliates of the Administrator.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2012, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, are as follows:

	Purchases	Sales
DSM Large Cap Growth	$17,510,068	$15,987,243
DSM Global Growth	2,557,264	132,097

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

For the fiscal year ended June 30, 2012, the DSM Large Cap Growth distributed $818,965 in ordinary distributions and $276,125 in long term distributions for a total of $1,095,090.  There were no distributions made by the DSM Global Growth.

DSM FUNDS

NOTES TO FINANCIAL STATEMENTS June 30, 2012 (Continued)

As of June 30, 2012, the components of distributable earnings on a tax basis were as follows:

	DSM Large	DSM Global
	Cap Growth	Growth
Cost of investments	$24,672,238	$2,479,262
Gross tax unrealized appreciation	5,712,852	55,999
Gross tax unrealized depreciation	(578,408)	(106,488)
Net tax unrealized appreciation	5,134,444	(50,489)
Undistributed ordinary income	—	906
Undistributed long-term capital gain	—	—
Total distributable earnings	—	906
Other Accumulated gains/(losses)	(1,364,344)	(14,081)
Total accumulated earnings/(losses)	$3,770,100	$(63,664)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable primarily to the timing differences related to wash sales and post October loss deferrals.

NOTE 6 – CREDIT FACILITY

U.S. Bank, N.A. (the “Bank”) has made available to the Funds a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. For the year ended June 30, 2012, the interest rate charged to the Funds was 3.25%. Advances are not collateralized by a first lien against each Fund’s assets.  During year ended June 30, 2012, DSM Large Cap Growth Fund and DSM Global Growth Fund had outstanding average daily loan balances of $2,792 and $0, respectively. The maximum amount outstanding for the current lending agreement during the period was $391,000 for DSM Large Cap Growth Fund. Interest expense in relation to this outstanding balance amounted to $92.  During the period ending June 30, 2012, the DSM Global Growth Fund did not utilize their line of credit facility.

DSM FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
DSM Funds and
the Board of Trustees of
Professionally Managed Portfolios

We have audited the accompanying statement of assets and liabilities of DSM Large Cap Growth Fund and DSM Global Growth Fund (collectively the “Funds”), each a series of Professionally Managed Portfolios (the “Trust”), including the schedule of investments, as of June 30, 2012, and for DSM Large Cap Growth Fund, the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for each of the two years in the period then ended, and the financial highlights for the period August 28, 2009 (commencement of operations) to June 30, 2010, and for the DSM Global Growth Fund, the related statement of operations, the statement of changes in net assets and the financial highlights for the period March 28, 2012 (commencement of operations) to June 30, 2012.  These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2012, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of DSM Large Cap Growth Fund and DSM Global Growth Fund as of June 30, 2012, the results of their operations, and the changes in their net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
August 24, 2012

DSM FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds.  The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series.  The current trustees and officers of the Trust, their dates of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations for the past five years and other directorships are set forth in the table below.

Number of
Portfolios
		Term of	Principal	in Fund
	Position	Office and	Occupation	Complex(2)	Other
Name, Birth Year	with the	Length of	During	Overseen	Directorships
and Address	Trust(1)	Time Served	Past Five Years	by Trustees	Held

Independent Trustees of the Trust
Dorothy A. Berry	Chairman	Indefinite	President, Talon	2	Trustee; PNC
(born 1943)	and	Term;	Industries, Inc.		Funds, Inc.
c/o U.S. Bancorp	Trustee	Since	(administrative,
Fund Services, LLC		May 1991.	management and business
2020 E. Financial Way			consulting); formerly,
Suite 100			Executive Vice President
Glendora, CA 91741			and Chief Operating
Officer, Integrated Asset
Management (investment
advisor and manager)
and formerly, President,
Value Line, Inc.
(investment advisory
and financial
publishing firm).

Wallace L. Cook	Trustee	Indefinite	Investment	2	The Dana
(born 1939)		Term;	Consultant; formerly,		Foundation;
c/o U.S. Bancorp		Since	Chief Executive Officer,		The University
Fund Services, LLC		May 1991.	Rockefeller Trust Co.,		of Virginia Law
2020 E. Financial Way			(prior thereto Senior		School
Suite 100			Vice President), and		Foundation.
Glendora, CA 91741			Managing Director,
Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton
Simon, Inc.

DSM FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund
	Position	Office and	Occupation	Complex(2)	Other
Name, Birth Year	with the	Length of	During	Overseen	Directorships
and Address	Trust(1)	Time Served	Past Five Years	by Trustees	Held
Carl A. Froebel	Trustee	Indefinite	Formerly, President	2	None.
(born 1938)		Term;	and Founder,
c/o U.S. Bancorp		Since	National Investor
Fund Services, LLC		May 1991.	Data Services, Inc.
2020 E. Financial Way			(investment related
Suite 100			computer software).
Glendora, CA 91741

Steven J. Paggioli	Trustee	Indefinite	Consultant;	2	Independent
(born 1950)		Term;	formerly, Executive		Trustee, The
c/o U.S. Bancorp		Since	Vice President,		Managers
Fund Services, LLC		May 1991.	Investment Company		Funds; Trustee,
2020 E. Financial Way			Administration, LLC		Managers AMG
Suite 100			(mutual fund		Funds, Aston
Glendora, CA 91741			administrator).		Funds;
Advisory Board
Member,
Sustainable
Growth
Advisers, LP;
Independent
Director, Chase
Investment
Counsel.
Interested Trustee and Officers of the Trust
Eric W. Falkeis(3)	President	Indefinite	Senior Vice	2	Not
(born 1973)		Term;	President and		Applicable.
c/o U.S. Bancorp		Since	Chief Financial
Fund Services, LLC		January	Officer (and other
615 East Michigan St.		2011.	positions), U.S.
Milwaukee, WI 53202	Trustee	Indefinite	Bancorp Fund Services,
		Term;	LLC, since 1997.
Since
January
2011.

DSM FUNDS

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
		Term of	Principal	in Fund
	Position	Office and	Occupation	Complex(2)	Other
Name, Birth Year	with the	Length of	During	Overseen	Directorships
and Address	Trust(1)	Time Served	Past Five Years	by Trustees	Held
Patrick J. Rudnick	Treasurer	Indefinite	Vice President,	Not	Not
(born 1973)		Term;	U.S. Bancorp	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Fund Services,
Fund Services, LLC		November	LLC, since 2006;
615 East Michigan St.		2009.	formerly, Manager,
Milwaukee, WI 53202			PricewaterhouseCoopers
LLP (1999-2006).

Elaine E. Richards	Secretary	Indefinite	Vice President and	Not	Not
(born 1968)		Term;	Legal Compliance	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Officer, U.S. Bancorp
Fund Services, LLC		February	Fund Services, LLC,
2020 E. Financial Way		2008	since July 2007;
Suite 100			formerly Vice President
Glendora, CA 91741			and Senior Counsel,
Wells Fargo Funds
Management, LLC
(2004-2007).

Donna Barrette	Chief	Indefinite	Vice President	Not	Not
(born 1966)	Compliance	Term;	and Compliance	Applicable.	Applicable.
c/o U.S. Bancorp	Officer	Since	Officer, U.S. Bancorp
Fund Services, LLC		July 2011.	Fund Services, LLC
615 East Michigan St.	Anti-	Indefinite	since August 2004.
Milwaukee, WI 53202	Money	Term;
	Laundering	Since
	Officer	July 2011.
	Vice	Indefinite
	President	Term;
Since
July 2011.

(1)	All Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustee”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes.

(3)
Mr. Falkeis is an “interested person” of the Trust as defined by the 1940 Act. Mr. Falkeis is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

DSM FUNDS

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended June 30, 2011, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

DSM Large Cap Growth Fund	17.68%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2011, was as follows:

DSM Large Cap Growth Fund	11.97%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(K)(2)(C) for the Fund were as follows (unaudited):

DSM Large Cap Growth Fund	100.00%

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free at (877) 862-9555.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 862-9555 or through the SEC’s website at www.sec.gov.

DSM FUNDS

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Qs are available without charge, upon request, by calling toll-free at (877) 862-9555.  Furthermore, you can obtain appropriate Form N-Qs on the SEC’s website at www.sec.gov. In addition, the Funds disclose their top ten portfolio holdings on their website at www.dsmfunds.com within 60 days after quarter-end. The quarter-end top ten portfolio holdings for the Funds will remain posted on the website until the following quarter-end portfolio holdings are posted.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds will reduce the number of duplicate Prospectuses and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts.  Please call the transfer agent toll free at (877) 862-9555 to request individual copies of these documents.  The Funds will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

DSM FUNDS

PRIVACY NOTICE

The Funds collect non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us verbally; and/or
•	Information about your transactions with us or others.

The Funds do not disclose any non-public personal information about its shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Funds may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. The Funds will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  The Funds maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Advisor
DSM CAPITAL PARTNERS LLC
116 Radio Circle Drive, Suite 200
Mount Kisco, New York  10549

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
P.O. Box 701
Milwaukee, Wisconsin  53201-0701

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Legal Counsel
PAUL HASTINGS LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, New York  10022

DSM Large Cap Growth Fund
Symbol – DSMLX
CUSIP – 742935133

DSM Global Growth Fund
Symbol – DSMGX
CUSIP – 74316J672

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel and Steven J. Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

DSM Large Cap Growth Fund

	FYE 6/30/2012	FYE 6/30/2011
Audit Fees	$17,500	$17,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,500	$2,400
All Other Fees	$ -	$ -

DSM Global Growth Fund

FYE 6/30/2012
Audit Fees	$17,500
Audit-Related Fees	N/A
Tax Fees	$2,500
All Other Fees	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

DSM Large Cap Growth Fund

Non-Audit Related Fees	FYE 6/30/2012	FYE 6/30/2011
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

DSM Global Growth Fund

Non-Audit Related Fees	FYE 6/30/2012
Registrant	N/A
Registrant’s Investment Adviser	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)                                      /s/Eric W. Falkeis
Eric W. Falkeis, President

Date    September 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                                      /s/Eric W. Falkeis
Eric W. Falkeis, President

Date    September 6, 2012

By (Signature and Title)                                      /s/Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date    September 6, 2012

* Print the name and title of each signing officer under his or her signature.